Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2009
Prospectus

The following information supplements the biographical information found in the "Fund Management" section on page 34.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of VIP Contrafund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 35.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VIPICSD-10-01 January 22, 2010
1.816775.132

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2009
Prospectus

The following information supplements the biographical information found in the "Fund Management" section on page 32.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of VIP Contrafund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 32.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the VIP Disciplined Small Cap Portfolio, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VIPINV-10-01 January 22, 2010
1.821023.129